Leases (Tables)	12 Months Ended
Jan. 31, 2022
Leases
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the Year Ended	For the Year Ended
	January 31, 2022	January 31, 2021
Finance lease
Depreciation of assets	$145,066	$129,104
Interest on lease liabilities	33,675	36,169
Operating leases	355,786	309,357
Total net lease cost	$534,527	$474,630

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	January 31, 2022	January 31, 2021
Operating leases:
Operating lease ROU assets	$3,596,317	$1,352,483

Current operating lease liabilities, included in current liabilities	$292,699	$147,684
Noncurrent operating lease liabilities, included in long-term liabilities	3,339,255	1,218,487
Total operating lease liabilities	$3,631,954	$1,366,171

Finance leases
Property and equipment, at cost	$1,079,706	$951,656
Accumulated depreciation	(405,436)	(260,370)
Property and equipment, net	$674,270	$691,286

Current obligations of finance lease liabilities, included in current liabilities	$218,039	$190,554
Finance leases, net of current obligations, included in long-term liabilities	376,132	474,743
Total finance lease liabilities	$594,171	$665,297

Schedule of Supplemental Cash Flow and Other Information Related to Leases

Supplemental cash flow and other information related to leases was as follows:

	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$168,849	$132,694
Financing cash flows from finance leases	199,176	156,450

ROU assets obtained in exchange for lease liabilities:
Operating leases	$2,457,502	$-
Finance leases	128,050	401,387

Weighted average remaining lease term (in years):
Operating leases	8.5	6.8
Finance leases	3.0	3.9

Weighted average discount rate:
Operating leases	4.85%	6.54%
Finance leases	4.45%	4.57%

Schedule of Future Minimum Payments Required Under Lease Obligations
For the Twelve Months Ending January 31,
2023	$756,450
2024	713,319
2025	689,398
2026	611,124
2027	464,909
Thereafter	1,825,924
Total lease payments	$5,061,124
Less: amounts representing interest	(834,999)
Total lease obligations	$4,226,125